Condensed Financial Information of Global-Tech	12 Months Ended
Mar. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Global-Tech
29.	CONDENSED FINANCIAL INFORMATION OF GLOBAL-TECH

Under the relevant PRC laws and regulations, the Company’s PRC subsidiaries (the “PRC Subsidiaries”) are restricted in their ability to transfer certain of their net assets to Global-Tech in the form of dividend payments, loans, or advances. The amounts restricted include net assets of the PRC Subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB311,667,606 (approximately US$50,144,200) as of March 31, 2014.

The following is the condensed financial information of Global-Tech on a stand-alone basis:

Balance sheets

	March 31, 2014	March 31, 2013
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	6,719,079	19,405,865
Time deposits	11,339,515	—
Available-for-sale investments	1,050,500	—
Prepaid expenses	17,803	46,903
Deposits and other assets	302,107	40,087

Total current assets	19,429,004	19,492,855
Interests in subsidiaries	46,474,157	55,812,262
Available-for-sale investments	—	1,045,200

Total assets	65,903,161	76,350,317

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other accrued liabilities	113,158	92,114

Total liabilities	113,158	92,114

Shareholders’ equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 and 3,230,814 shares issued as of March 31, 2014 and 2013	129,353	129,233
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	—	—
Additional paid-in capital	85,103,910	85,053,402
Statutory reserves	1,340,229	1,238,361
Accumulated deficit	(26,590,366)	(15,932,941)
Accumulated other comprehensive income	10,854,689	10,709,740
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2014 and 2013	(4,663,321)	(4,663,321)

Total Global-Tech Advanced Innovations Inc. shareholders’ equity	66,174,494	76,534,474
Non-controlling interests	(384,491)	(276,271)

Total equity	65,790,003	76,258,203

Total liabilities and shareholders’ equity	65,903,161	76,350,317

Statements of operations and comprehensive income

	Fiscal years ended March 31,
	2014	2013	2012
	US$	US$	US$
Net sales	—	—	—
Cost of goods sold	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	(887,346)	(1,071,502)	(1,158,531)

Operating loss	(887,346)	(1,071,502)	(1,158,531)
Interest income, net	359,062	344,582	35,349
Equity in profits (losses) of subsidiaries	(7,308,381)	(484,185)	1,923,914
Other income (expense), net	(2,718,892)	(752,196)	609,945

Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,555,557)	(1,963,301)	1,410,677
Other comprehensive income
Foreign currency translation adjustments	153,629	989,800	2,278,213
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	(13,980)	—	—
Unrealized gain on available-for-sale investments, net of income tax of nil	5,300	22,495	23,957

Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,410,608)	(951,006)	3,712,847

Statements of cash flows

	Fiscal years ended March 31,
	2014	2013	2012
	US$	US$	US$
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,555,557)	(1,963,301)	1,410,677
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	36,378	258,128	34,121
Shares issued to an employee	—	9,108	—
Equity in losses (profits) of subsidiaries	7,308,381	484,185	(1,923,914)
Interest received from available-for-sale investments	—	—	(13)
Changes in operating assets and liabilities:
Prepaid expenses	29,100	(3,693)	(2,582)
Deposits and other assets	(262,020)	(15,364)	4,969
Other accrued liabilities	21,044	(109,369)	(26,324)

Net cash used in operating activities	(3,422,674)	(1,340,306)	(503,066)

Cash flows from investing activities:
Purchases of available-for-sale investments	—	—	(8,999,987)
Proceeds from disposal of available-for-sale investments	—	2,000,000	9,000,000
Repayment of amounts due from (advances to) subsidiaries, net	2,061,153	910,372	13,091,819
Increase in time deposits	(11,339,515)	—	—
Capital injection into subsidiaries	—	(1,107,753)	(1,732,162)

Net cash provided by investing activities	(9,278,362)	1,802,619	11,359,670

Cash flows from financing activities:
Proceeds from stock options exercised	14,250	—	—
Cash dividend paid	—	(3,040,753)	—

Net cash used in financing activities	14,250	(3,040,753)	—

Net increase (decrease) in cash and cash equivalents	(12,686,786)	(2,578,440)	10,856,604
Cash and cash equivalents at beginning of fiscal year	19,405,865	21,984,305	11,127,701

Cash and cash equivalents at end of fiscal year	6,719,079	19,405,865	21,984,305

(a)	Basis of preparation

For the purposes of the preparation of the condensed financial information of Global-Tech, the Company records its interests in direct and indirect subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments-Equity Method and Joint Ventures”. Such interests, together with the advances to subsidiaries, are presented as “Interests in subsidiaries” on the balance sheets and share of the subsidiaries’ income and losses is presented as “Equity in profits (losses) of subsidiaries” on the statements of operations and comprehensive income.

(b)	Commitments

Global-Tech has provided a letter of support to certain of its subsidiaries indicating its commitment to provide continuing financial support to those subsidiaries.